Summary of Significant Accounting Policies (Details) - Schedule of Net Sales to Customers	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Customer A [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage	50.00%
Customer B [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage		25.00%
Customer C [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage		16.00%
Customer D [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage		12.00%
Customer E [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage			18.00%
Customer F [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage			13.00%
Customer A [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage	46.00%
Customer G [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage	16.00%
Customer H [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage		21.00%
Customer I [Member]
Schedule of Net Sales to Customers [Line Items]
Concentration risk percentage		33.00%